Loss And Loss Adjustment Expense Reserves	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Loss And Loss Adjustment Expense Reserves	LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES
We write personal and commercial auto insurance, residential property insurance, and other specialty property-casualty insurance and related services throughout the United States. As a property-casualty insurance company, we are exposed to hurricanes or other catastrophes. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter. To help mitigate this risk in our Property business, we currently maintain excess of loss reinsurance coverage, both on an aggregate and a per occurrence basis.
As we are primarily an insurer of motor vehicles and residential property, we have limited exposure to environmental, asbestos, workers’ compensation, and general liability claims. We have established reserves for such exposures, which represented about 2% of our total loss and loss adjustment expense reserves. We believe these reserves to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.
Loss and Loss Adjustment Expense Reserves Loss and loss adjustment expense (LAE) reserves represent our best estimate of our ultimate liability for losses and LAE relating to events that occurred prior to the end of any given accounting period but have not yet been paid. For our Personal and Commercial Lines vehicle businesses, which represented about 90% of our total carried reserves, we establish loss and LAE reserves after completing reviews at a disaggregated level of grouping. Progressive’s actuarial staff reviews approximately 400 subsets of business data, which are at a combined state, product, and line coverage level, to calculate the needed loss and LAE reserves. During a reserve review, ultimate loss amounts are estimated using several industry standard actuarial projection methods. These methods take into account historical comparable loss data at the subset level and estimate the impact of various loss development factors, such as the frequency (number of losses per exposure), severity (dollars of loss per each claim), and average premium (dollars of premium per earned car year), as well as the frequency and severity of loss adjustment expense costs.
We begin our review of a set of data by producing multiple estimates of needed reserves, using both paid and incurred data, to determine if a reserve change is required. In the event of a wide variation among results generated by the different projections, our actuarial group will further analyze the data using additional quantitative analysis. Each review develops a point estimate for a relatively small subset of the business, which allows us to establish meaningful reserve levels for that subset. We believe our comprehensive process of reviewing at a subset level provides us more meaningful estimates of our aggregate loss reserves.
The actuarial staff completes separate projections of needed case and incurred but not recorded (IBNR) reserves. Since a large majority of the parties involved in an accident report their claims within a short time period after the occurrence, we do not carry a significant amount of IBNR reserves for older accident years. Based on the methodology we use to estimate case reserves for our vehicle businesses, we generally do not have expected development on reported claims included in our IBNR reserves. We do, however, include anticipated salvage and subrogation recoveries in our IBNR reserves, which could result in negative carried IBNR reserves, primarily in our physical damage reserves.
Changes from historical data may reduce the predictiveness of our projected future loss costs. Internal considerations that are process-related, which generally result from changes in our claims organization’s activities, include claim closure rates, the number of claims that are closed without payment, and the level of the claims representatives’ estimates of the needed case reserve for each claim. These changes and their effect on the historical data are studied at the state level versus on a larger, less indicative, countrywide basis. External items considered include the litigation atmosphere, state-by-state changes in medical costs, and the availability of services to resolve claims. These also are better understood at the state level versus at a more macro, countrywide level. The actuarial staff takes these changes into consideration when making their assumptions to determine needed reserve levels.
Similar to our vehicle businesses, our actuarial staff analyzes loss and LAE data for our Commercial Lines non-vehicle business and our Property business on an accident period basis. Many of the methodologies and key parameters reviewed are similar. In addition, for Protective Insurance and our Property business, since claims adjusters primarily establish the case reserves, the actuarial staff includes expected development on case reserves as a component of the overall IBNR reserves.
Activity in the loss and LAE reserves is summarized as follows:

(millions)	2022	2021	2020
Balance at January 1	$26,164.1	$20,265.8	$18,105.4
Less reinsurance recoverables on unpaid losses	4,733.6	3,798.2	3,212.2
Net balance at January 1	21,430.5	16,467.6	14,893.2
Net loss and loss adjustment expense reserves acquired[1]	0	729.2	0
Total beginning reserves	21,430.5	17,196.8	14,893.2
Incurred related to:
Current year	38,209.0	33,632.3	24,926.5
Prior years	(86.3)	(4.7)	195.3
Total incurred	38,122.7	33,627.6	25,121.8
Paid related to:
Current year	23,542.9	20,561.1	15,584.4
Prior years	11,210.2	8,832.8	7,963.0
Total paid	34,753.1	29,393.9	23,547.4
Net balance at December 31	24,800.1	21,430.5	16,467.6
Plus reinsurance recoverables on unpaid losses	5,559.2	4,733.6	3,798.2
Balance at December 31	$30,359.3	$26,164.1	$20,265.8
[1] Net reserves acquired in Protective Insurance acquisition.
We experienced favorable reserve development of $86.3 million and $4.7 million in 2022 and 2021, respectively, and unfavorable development of $195.3 million in 2020, which is reflected as “Incurred related to prior years” in the table above.
2022
•The favorable reserve development for 2022, reflected approximately $22 million of favorable prior year reserve development that was attributable to accident year 2021, $47 million to accident year 2020, and the remainder to accident years 2019 and prior.
•Our personal auto products incurred $157 million of favorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half. The favorable development was primarily attributable to more subrogation and salvage recoveries and lower LAE than originally anticipated, partially offset by higher than anticipated severity and frequency of auto property damage payments on previously closed claims and late reported injury claims.
•Our Commercial Lines business experienced $82 million of unfavorable development, primarily driven by our TNC business, due to higher than anticipated severity of injury case reserves and higher than anticipated severity and frequency of late reported claims.
2021
•The slightly favorable reserve development for 2021, reflected approximately $140 million of favorable prior year reserve development that was attributable to accident year 2020, offset by $87 million of unfavorable development attributable to accident year 2019, with the remainder of the unfavorable development attributable to 2018 and prior accident years.
•Our personal auto products incurred $113 million of favorable loss and LAE reserve development, with about $80 million attributable to the Direct auto business, primarily attributable to revised estimates of our per claim settlement costs and fewer late reports than originally anticipated, partially offset by higher than anticipated bodily injury severity.
•Our Commercial Lines business experienced $87 million of unfavorable development, primarily due to increased injury severity and the emergence of large injury claims at rates higher than originally anticipated, primarily in Texas and Florida.
•Our Property business experienced $36 million of unfavorable development primarily due to higher than anticipated severity and claims that were previously closed being reopened in Florida.
•Our special lines products experienced $14 million of favorable development.
2020
•Approximately $59 million of the unfavorable prior year reserve development was attributable to accident year 2019, $107 million to accident year 2018, and the remainder to 2017 and prior accident years.
•Our personal auto products incurred about $136 million of unfavorable loss and LAE reserve development, with the Agency and Direct auto businesses each contributing about half, primarily attributable to higher than anticipated frequency of reopened personal injury protection (PIP) claims, primarily in Florida, updated estimates of our per claim settlement costs, and late reported losses occurring toward the end of 2019 but not reported until 2020, which was partially offset by higher than anticipated salvage and subrogation recoveries.
•Our Commercial Lines business experienced about $98 million of unfavorable development, primarily due to increased injury severity and the emergence of large injury claims at rates higher than originally anticipated.
•Our special lines products and Property business experienced about $25 million and $14 million, respectively, of favorable development driven by favorable case development across all products, as severity was lower than expected.

Incurred and Paid Claims Development by Accident Year The following tables present our incurred, net of reinsurance, and paid claims development by accident year for the number of years that generally have historically represented the maximum development period for claims in any of our segment categories. The tables below include inception-to-date information for companies acquired and wholly exclude companies disposed of, rather than including information from the date of acquisition, or until the date of disposition. We believe the most meaningful presentation of claims development is through the retrospective approach by presenting all relevant historical information for all periods presented.
We have elected to present our incurred and paid claims development consistent with our GAAP reportable segments (see Note 10 – Segment Information for a discussion of our segment reporting), with a further disaggregation of our Personal Lines and Commercial Lines auto business claims development between liability and physical damage, since the loss patterns are significantly different between them. The Commercial Lines other business includes Protective Insurance coverages other than liability and physical damage. Reserves for our run-off products are not considered material and, therefore, are not included in a separate claims development table.
Only 2022 is audited; all prior years are considered required supplementary information and, therefore, are unaudited. Expected development on our case reserves is excluded from the IBNR reserves on our vehicle businesses, as discussed above. For the Property business and the Commercial Lines other business, the IBNR reserves include expected case development based on the methodology used in establishing the case reserves for that segment. The cumulative number of incurred claims are based on accident coverages (e.g., bodily injury, collision, comprehensive, personal injury protection, property damage) related to opened claims. Coverage counts related to claims closed without payment are excluded from the cumulative number of incurred claims.

Personal Lines - Agency - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$5,141.8	$5,182.1	$5,192.7	$5,238.7	$5,180.2	$0.4	856,575
2019		5,885.0	5,886.9	5,918.2	5,959.9	115.3	916,390
2020			5,433.8	5,405.4	5,385.7	135.8	756,738
2021				6,716.4	6,861.8	327.1	882,143
2022					7,076.9	1,172.6	821,852
				Total	$30,464.5
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,378.0	$4,028.7	$4,635.0	$4,940.6	$5,084.1
2019		2,715.2	4,533.2	5,272.8	5,626.6
2020			2,383.0	4,112.2	4,796.8
2021				2,855.4	5,239.4
2022					3,018.8
				Total	$23,765.7
	All outstanding liabilities before 2018, net of reinsurance[1]				92.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$6,791.2
[1] Required supplementary information (unaudited)

Personal Lines - Agency - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,819.0	$2,822.6	$2,821.7	$2,818.9	$2,824.2	$(0.5)	1,695,512
2019		3,277.9	3,254.7	3,261.1	3,259.0	(9.8)	1,878,833
2020			3,328.5	3,319.8	3,327.3	(4.5)	1,784,348
2021				4,708.3	4,624.3	(12.0)	2,103,531
2022					5,429.4	(254.6)	2,006,468
				Total	$19,464.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,769.1	$2,827.4	$2,819.9	$2,819.5	$2,821.2
2019		3,242.5	3,259.2	3,255.9	3,260.9
2020			3,250.1	3,322.5	3,323.0
2021				4,438.1	4,620.9
2022					5,176.2
				Total	$19,202.2
	All outstanding liabilities before 2018, net of reinsurance[1]				(0.5)
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$261.5
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$4,904.8	$4,980.9	$5,003.2	$5,052.5	$5,003.2	$0.5	871,247
2019		5,756.5	5,811.7	5,837.9	5,870.0	95.6	957,707
2020			5,356.9	5,322.7	5,301.5	125.5	789,775
2021				6,964.7	7,180.3	318.2	976,925
2022					7,563.4	1,173.0	951,894
				Total	$30,918.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$2,235.1	$3,863.5	$4,481.7	$4,787.7	$4,919.5
2019		2,630.3	4,452.5	5,218.8	5,568.8
2020			2,301.3	4,018.7	4,721.4
2021				2,915.0	5,460.5
2022					3,131.8
				Total	$23,802.0
	All outstanding liabilities before 2018, net of reinsurance[1]				70.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$7,187.2
[1] Required supplementary information (unaudited)

Personal Lines - Direct - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$3,202.3	$3,181.9	$3,182.0	$3,179.3	$3,186.4	$0.9	2,070,287
2019		3,787.9	3,737.8	3,749.6	3,747.9	(9.8)	2,272,135
2020			3,775.6	3,753.3	3,765.9	(6.8)	2,138,359
2021				5,752.3	5,568.2	(30.1)	2,600,641
2022					6,613.3	(398.9)	2,602,301
				Total	$22,881.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$3,170.0	$3,193.8	$3,183.0	$3,182.6	$3,183.1
2019		3,782.6	3,751.3	3,746.8	3,750.9
2020			3,720.0	3,765.9	3,762.2
2021				5,421.9	5,578.7
2022					6,325.7
				Total	$22,600.6
	All outstanding liabilities before 2018, net of reinsurance[1]				3.6
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$284.7
[1] Required supplementary information (unaudited)

Commercial Lines - Liability
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$1,880.4	$1,913.7	$1,976.2	$1,971.4	$1,966.0	$6.1	119,869
2019		2,301.1	2,370.9	2,426.3	2,434.4	50.9	136,232
2020			2,335.7	2,388.8	2,418.9	91.6	117,890
2021				3,446.6	3,527.3	268.2	155,226
2022					4,526.1	892.9	186,665
				Total	$14,872.7
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$401.4	$979.9	$1,392.3	$1,666.8	$1,818.0
2019		474.8	1,184.4	1,684.5	2,037.5
2020			440.8	1,110.4	1,628.9
2021				573.6	1,545.9
2022					749.2
				Total	$7,779.5
	All outstanding liabilities before 2018, net of reinsurance[1]				83.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$7,177.0
[1] Required supplementary information (unaudited)

Commercial Lines - Physical Damage
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$528.7	$528.3	$526.3	$525.6	$525.6	$0	93,304
2019		633.1	628.3	626.6	625.9	(1.4)	99,494
2020			631.8	624.9	622.0	(1.6)	99,578
2021				920.9	909.8	(5.5)	121,853
2022					1,314.9	(13.8)	152,929
				Total	$3,998.2
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$467.6	$524.8	$524.9	$525.4	$525.0
2019		561.1	625.1	624.8	625.3
2020			540.6	621.8	620.4
2021				764.2	903.1
2022					1,114.0
				Total	$3,787.8
	All outstanding liabilities before 2018, net of reinsurance[1]				0.8
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$211.2
[1] Required supplementary information (unaudited)

Commercial Lines - Other
($ in millions)											As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance											December 31, 2022
	For the years ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022
2013	$66.4	$68.1	$65.3	$75.4	$81.6	$77.9	$78.9	$78.9	$78.9	$79.4	$4.3	8,981
2014		74.9	70.0	68.3	70.5	70.7	69.4	70.7	70.9	70.4	3.5	9,226
2015			51.2	45.4	46.1	48.3	47.0	44.8	45.1	44.6	3.5	9,525
2016				51.8	43.3	41.0	41.5	40.2	40.1	40.0	3.0	7,647
2017					62.6	54.6	51.1	48.8	46.2	48.0	4.6	17,675
2018						81.5	81.3	76.7	77.0	76.5	7.6	15,440
2019							80.7	83.1	85.4	88.3	12.8	10,664
2020								75.0	80.7	81.9	17.7	9,437
2021									84.1	87.3	30.6	9,264
2022										84.0	43.0	6,974
									Total	$700.4
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2013[1]	2014[1]	2015[1]	2016[1]	2017[1]	2018[1]	2019[1]	2020[1]	2021[1]	2022
2013	$13.7	$30.6	$43.6	$55.6	$61.9	$66.9	$68.9	$70.8	$71.7	$72.9
2014		18.6	33.9	44.3	51.1	56.9	59.0	61.1	64.2	65.0
2015			6.5	18.1	26.5	30.9	33.9	36.1	37.1	37.8
2016				8.5	20.9	27.0	30.6	32.7	33.8	35.0
2017					9.6	24.4	30.8	34.5	36.9	39.7
2018						17.6	39.6	49.5	56.7	61.7
2019							20.0	42.4	56.0	64.6
2020								15.8	38.6	52.2
2021									16.9	39.6
2022										18.4
									Total	$486.9
			All outstanding liabilities before 2013, net of reinsurance[1]							29.0
			Liabilities for claims and claim adjustment expenses, net of reinsurance							$242.5
[1] Required supplementary information (unaudited)

Property Business
($ in millions)						As of
Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance						December 31, 2022
	For the years ended December 31,					Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Incurred Claim Counts
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$839.0	$845.2	$845.4	$846.5	$848.0	$9.4	63,814
2019		971.7	965.2	962.8	965.8	0.6	73,056
2020			1,223.5	1,246.8	1,260.9	23.6	88,680
2021				1,539.6	1,516.3	77.9	89,348
2022					1,664.6	403.8	82,748
				Total	$6,255.6
Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	For the years ended December 31,
Accident Year	2018[1]	2019[1]	2020[1]	2021[1]	2022
2018	$595.9	$781.2	$812.6	$826.6	$834.1
2019		708.0	930.4	950.5	959.3
2020			832.5	1,141.2	1,210.7
2021				1,035.4	1,374.5
2022					1,041.7
				Total	$5,420.3
	All outstanding liabilities before 2018, net of reinsurance[1]				4.4
	Liabilities for claims and claim adjustment expenses, net of reinsurance				$839.7
[1] Required supplementary information (unaudited)
The following table reconciles the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses:

(millions)	2022	2021
Net outstanding liabilities
Personal Lines
Agency, Liability	$6,791.2	$6,274.3
Agency, Physical Damage	261.5	277.6
Direct, Liability	7,187.2	6,373.2
Direct, Physical Damage	284.7	322.3
Commercial Lines
Liability	7,177.0	5,381.1
Physical Damage	211.2	163.5
Other	242.5	229.8
Property	839.7	650.5
Other business	108.9	62.6
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	23,103.9	19,734.9
Reinsurance recoverables on unpaid claims
Personal Lines
Agency, Liability	894.1	916.9
Agency, Physical Damage	0	0
Direct, Liability	1,485.4	1,472.7
Direct, Physical Damage	0	0
Commercial Lines
Liability	1,273.7	1,266.4
Physical Damage	0.5	2.4
Other	204.6	202.0
Property	1,068.1	370.0
Other business	559.0	463.8
Total reinsurance recoverables on unpaid claims	5,485.4	4,694.2
Unallocated claims adjustment expense related to:
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,696.2	1,695.6
Reinsurance recoverables on unpaid claims	73.8	39.4
Total gross liability for unpaid claims and claim adjustment expense	$30,359.3	$26,164.1
The following table shows the average historical claims duration as of December 31, 2022:

(Required Supplementary Information - Unaudited)
Average Annual Percentage Payout of Incurred Claims by Age, Net of Reinsurance	Years
	1	2	3	4	5
Personal Lines
Agency, Liability	43.8%	32.4%	12.3%	5.9%	2.8%
Agency, Physical Damage	97.0	2.4	(0.1)	0.1	0.1
Direct, Liability	42.7	33.0	12.9	6.0	2.6
Direct, Physical Damage	98.0	1.2	(0.2)	0.1	0
Commercial Lines
Liability	17.7	28.3	21.0	14.3	7.7
Physical Damage	86.2	12.7	(0.1)	0.1	(0.1)
Other	20.8	26.1	15.4	10.4	6.9
Property	67.4	23.0	3.9	1.3	0.9